Summary of Significant Accounting Policies - Net Income (Loss) Per Common Share (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 02, 2019	Jul. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive	30,000,000	30,000,000	30,000,000	30,000,000			30,000,000
Net loss					$ 1,024,608	$ 1,024,608	$ (121,072)
Less: Income attributable to Class A Restricted Voting Shares						(11,883,910)	(1,665,842)
Net Income (Loss) Available to Common Stockholders, Basic						$ (10,859,302)	$ (1,786,914)
Class A Restricted
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic and diluted net income per share						$ 0.42	$ 0.05
Weighted Average Number of Shares Outstanding, Basic and Diluted						28,107,345	36,000,000
Class B stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic and diluted net income per share						$ (1.50)	$ (0.20)
Weighted Average Number of Shares Outstanding, Basic and Diluted						7,241,879	9,000,000
Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Less: Income attributable to Class A Restricted Voting Shares						$ 10,237,500